Related Party Transactions	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 6 – Related Party Transactions

 Accounting Services – An entity related to a shareholder provided accounting and bookkeeping services of approximately $23,000 and $71,000, respectively, to the Company during the six months ended June 30, 2016 and June 30, 2015.

Other – As of June 30, 2016, there is a receivable balance in the amount of $10,502 with RPC, a major shareholder. The Company paid certain registration fees on RPC’s behalf and is treating this as short-term in nature with no interest. This is recorded under “Receivable from related party” within current assets on the balance sheet.